Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Schedule of Adjustments to Fair Value of Financial Assets and Liabilities (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	R$ (8,056)	R$ 4,098	R$ (4,834)
Derivatives [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(9,393)	(70)	(260)
Financial Assets Designated At Fair Value Through Profit Or Loss Equity Securities [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(118)	(64)	(218)
Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	319	3,628	(4,110)
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	1,107	628	(254)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(9)	R$ (24)	R$ 8
Financial Liability designated at fair value [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	R$ 38